Schedule of Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Warrant liability	$ (5,738)
Total	2,617	$ 36,083	$ 43,759
Commodity Derivatives
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Assets	8,853	36,083	43,759
Liabilities	(498)
Significant Other Observable Inputs (Level 2)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total	8,355	36,083	43,759
Significant Other Observable Inputs (Level 2) | Commodity Derivatives
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Assets	8,853	$ 36,083	$ 43,759
Liabilities	(498)
Significant Unobservable Inputs (Level 3)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Warrant liability	(5,738)
Total	$ (5,738)